BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 First Quarter Acquisition - Fair Value of Identifiable Assets Acquired, and Liabilities Assumed as of the Acquisition Date (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Goodwill	$ 0	$ 94,108	$ 94,108
Trade name / brand
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Amortization period for intangible assets	5 years
Host community agreements
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Amortization period for intangible assets	15 years